Pension and similar obligations - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	$ (154)	$ (176)	$ (156)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(25)	(30)	(28)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(11)	(11)	(9)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(17)	(24)	(18)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(28)	(34)	(20)
Other Operating (Expense)/Income [Member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	0	(1)	(1)
Exceptional items [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	0	0	7
Net Finance Cost [Member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(73)	(76)	(87)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(66)	(80)	(72)
Administration costs	(17)	(19)	(19)
Past service cost due to plan amendments, curtailments or settlements	2	(2)	16
(Losses)/gains due to experience and demographic assumption changes	0	1	6
Profit from operations	(81)	(100)	(69)
Net finance cost	(73)	(76)	(87)
Total employee benefit expense	$ (154)	$ (176)	$ (156)